Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Statement of Cash Flows [Abstract]
Cash and cash equivalents at beginning of year	$ 50,370		$ 49,192		$ 151,831
Cash flows from operating activities:
Net income	239,593		206,907		177,125
Adjustments to reconcile net income to cash flows from operating activities:
Depreciation and amortization	43,389		43,352		39,134
Noncash environmental remediation and dismantling	86		1,321		3,554
Noncash pension benefits expense	15,244		13,719		13,911
Noncash postretirement benefits expense	3,611		2,780		2,832
Noncash foreign exchange loss (gain)	1,130		114		(603)
Deferred income tax (benefit) expense	(1,976)		2,375		1,933
Loss on early extinguishment of debt	9,932	[1]	0	[1]	0	[1]
Restricted stock award	429		2,900		2,790
Gain on legal settlement, net	0		(38,656)		0
Gain on sale of equity securities	(1,685)		0		0
Unrealized loss on derivative instruments, net	663		12,642		8,016
Change in assets and liabilities:
Trade and other accounts receivable, net	(15,027)		(16,225)		(34,815)
Inventories	(12,945)		(33,154)		(74,852)
Prepaid expenses	5,641		(13,721)		24,281
Accounts payable and accrued expenses	11,369		1,976		11,718
Income taxes payable	(3,281)		(887)		10,671
Realized loss on derivative instruments, net	4,683		4,874		2,308
Cash pension benefits contributions	(30,586)		(29,447)		(20,333)
Cash postretirement benefits contributions	(1,845)		(1,929)		(1,835)
Cash payment for 7.125% senior notes redemption	(5,345)		0		0
Proceeds from legal settlements	5,050		25,000		0
Change in book overdraft	2,226		617		(1,167)
Excess tax benefits from stock-based payment arrangements	0		(1,102)		(711)
Other, net	2,455		1,142		90
Cash provided from (used in) operating activities	272,811		184,598		164,047
Cash flows from investing activities:
Capital expenditures	(38,753)		(53,515)		(36,406)
Deposits for interest rate swap	(22,913)		(46,467)		(44,072)
Return of deposits for interest rate swap	21,260		33,600		36,180
Payments on settlement of interest rate swap	(5,148)		(5,148)		(2,574)
Receipts from settlement of interest rate swap	465		274		266
Proceeds from sale of equity securities	6,303		0		0
Proceeds from sale of short-term investment	0		300		0
Acquisition of business (net of cash acquired of $1.8 million in 2010)	0		0		(41,300)
Cash provided from (used in) investing activities	(38,786)		(70,956)		(87,906)
Cash flows from financing activities:
Net borrowings under revolving credit facility	53,000		18,000		4,000
Issuance of 4.10% senior notes	349,405		0		0
Repayment of 7.125% senior notes	(150,000)		0		0
Repayment of Foundry Park I mortgage loan	(63,544)		(2,731)		(2,125)
Net (repayments) borrowings under lines of credit	(3,641)		6,529		1,494
Dividends paid	(375,681)		(32,588)		(22,608)
Debt issuance costs	(6,485)		(3,233)		(3,992)
Repurchases of common stock	0		(98,093)		(121,517)
Proceeds from exercise of stock options	0		70		91
Excess tax benefits from stock-based payment arrangements	0		1,102		711
Payments on the capital lease	0		(144)		(835)
Repayment of Foundry Park I construction loan	0		0		(99,102)
Borrowing under Foundry Park I mortgage loan	0		0		68,400
Payment for financed intangible asset	0		0		(1,000)
Cash provided from (used in) financing activities	(196,946)		(111,088)		(176,483)
Effect of foreign exchange on cash and cash equivalents	1,680		(1,376)		(2,297)
Increase (decrease) in cash and cash equivalents	38,759		1,178		(102,639)
Cash and cash equivalents at end of year	$ 89,129		$ 50,370		$ 49,192

[1]	In March 2012, we entered into a $650 million five-year unsecured revolving credit facility which replaced our previous $300 million unsecured revolving credit facility. In April 2012, we used a portion of this new credit facility to fund the early redemption of all of our outstanding 7.125% senior notes due 2016, representing an aggregate principal amount of $150 million. In May 2012, we used a portion of the new credit facility to repay the outstanding principal amount on the Foundry Park I, LLC mortgage loan agreement (mortgage loan). As a result, we recognized a loss on early extinguishment of debt of $9.9 million during the year ended December 31, 2012 from accelerated amortization of financing fees associated with the prior revolving credit facility, the 7.125% senior notes, and the mortgage loan, as well as costs associated with redeeming the 7.125% senior notes prior to maturity.